SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Trading activity:
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Number of vessels partnership interest	4
Allocated administrative expenses		$ 1,365
Allocated pension costs		220
Allocated net financial expenses (income)		(149)
Total allocated expenses		1,436
Number of defined benefit pension plans	2
Accumulated Other Comprehensive Loss:
Unrealized net loss on qualifying cash flow hedging instruments	$ (2,086)	$ (8,989)	$ (2,394)
Minimum [Member]
Trading activity:
Drydocking expense reimbursement period	2 years 0 months 0 days
Maximum [Member]
Trading activity:
Drydocking expense reimbursement period	5 years 0 months 0 days
Vessels [Member] | Minimum [Member]
Trading activity:
Property, Plant and Equipment, Useful Life	40 years 0 months 0 days
Vessels [Member] | Maximum [Member]
Trading activity:
Property, Plant and Equipment, Useful Life	55 years 0 months 0 days
Deferred drydocking expenditure | Minimum [Member]
Trading activity:
Property, Plant and Equipment, Useful Life	2 years 0 months 0 days
Deferred drydocking expenditure | Maximum [Member]
Trading activity:
Property, Plant and Equipment, Useful Life	5 years 0 months 0 days
Maritime Equipment [Member]
Trading activity:
Property, Plant and Equipment, Useful Life	11 years 0 months 0 days
Assets Held under Capital Leases [Member] | Minimum [Member]
Trading activity:
Property, Plant and Equipment, Useful Life	40 years 0 months 0 days